Subsequent Events (Details Narrative)	Nov. 25, 2016 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) Number shares	Aug. 09, 2016 USD ($)	Jul. 06, 2016 USD ($)	Apr. 14, 2016 shares	Dec. 15, 2016 shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 shares	Jun. 30, 2015 shares	Mar. 31, 2015 shares
Common stock, authorized							300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Preferred Stock, authorized							10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Second 2016 Offering [Member]
Number of common stock issued upon transaction					1,741,185
Restricted Stock [Member]
Grant date fair value of common shares issued upon services | $							$ 5,166,961	$ 3,248,413
Subsequent Event [Member]
Common stock, authorized						45,000,000
Preferred Stock, authorized						5,000,000
Subsequent Event [Member] | Second 2016 Offering [Member]
Value of common shares granted during period | $				$ 20,000
Description of restricted stock awards vesting option

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Subsequent Event [Member] | Private Placement Offering (the "Second 2016 Offering") [Member]
Number of common stock issue, new issue	322,000
Shares issued price per share (in dollars per share) | $ / shares	$ 5.00
Aggregate gross proceeds | $	$ 1,610,000
Subsequent Event [Member] | Counsultant [Member]
Value of common shares granted during period | $		$ 40,000
Grant date fair value of common shares issued upon services | $		$ 147,600
Subsequent Event [Member] | Restricted Stock [Member]
Description of restricted stock awards vesting option

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Number of common stock issued upon transaction		383,000
Subsequent Event [Member] | Restricted Stock [Member] | Two Non-Executive Employees [Member]
Value of common shares granted during period | $			$ 8,000
Description of restricted stock awards vesting option

50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance.

Subsequent Event [Member] | Restricted Stock [Member] | Board Member [Member]
Number of common stock issued upon transaction		22,000
Number of board members | Number		4
Subsequent Event [Member] | Restricted Stock [Member] | Two Co-Chairmen [Member]
Number of common stock issued upon transaction		172,000
Subsequent Event [Member] | Restricted Stock [Member] | Jeffrey B. Shealy [Member]
Number of common stock issued upon transaction		36,000
Subsequent Event [Member] | Restricted Stock [Member] | Cindy C. Payne [Member]
Number of common stock issued upon transaction		30,000
Subsequent Event [Member] | Restricted Stock [Member] | Nine Non-Executive Employees [Member]
Number of common stock issued upon transaction		172,000
Subsequent Event [Member] | Restricted Stock [Member] | Mr. David M. Aichele [Member]
Number of common stock issued upon transaction		20,000
Subsequent Event [Member] | Restricted Stock [Member] | Mr. Mark Boomgarden [Member]
Number of common stock issued upon transaction		20,000
Subsequent Event [Member] | Restricted Stock [Member] | One Contractor [Member]
Number of common stock issued upon transaction		10,000
Subsequent Event [Member] | Restricted Stock [Member] | One Contractor- Related Party [Member]
Number of common stock issued upon transaction		7,000